Document and Entity Information	6 Months Ended
Jun. 30, 2024
Entity Registrant Name	CyberArk Software Ltd.
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	9 Hapsagot St.
Entity Address, Address Line Two	Park Ofer 2
Entity Address, Address Line Three	P.O. Box 3143
Entity Address, City or Town	Petach-Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4951041
Entity Central Index Key	0001598110